SECURITIES (FY) (Details) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2017 USD ($) Security	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Security		Sep. 30, 2016 USD ($)		Dec. 31, 2016 USD ($) Security Grade		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	$ 545,672		$ 545,672				$ 615,709		$ 585,851
Unrealized Gains	5,023		5,023				2,548		3,152
Unrealized Losses	1,830		1,830				7,641		3,519
Fair value	548,865		548,865				610,616		585,484
OTTI recognized in accumulated other comprehensive loss							0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	99,858		99,858				286,522		272,152
Less Than Twelve Months, Unrealized Losses	780		780				5,739		1,744
Twelve Months or More, Fair Value	75,203		75,203				68,405		55,638
Twelve Months or More, Unrealized Losses	1,050		1,050				1,902		1,775
Total, Fair Value	175,061		175,061				354,927		327,790
Total, Unrealized Losses	1,830		1,830				7,641		3,519
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	2,173		2,173
Amortized cost	1,779		1,779
Non-credit unrealized loss	0		0
Unrealized gain	394		394
Cumulative credit related OTTI	1,594		1,594
OTTI changes recorded in earnings							0		0		$ 9
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,844	$ 1,844	1,844		$ 1,844		1,844		1,844		1,835
Additions to credit losses on securities for which no previous OTTI was recognized	0	0	0		0		0		0		0
Increases to credit losses on securities for which OTTI was previously recognized	0	0	0		0		0		0		9
Balance at end of period	1,844	1,844	1,844		1,844		1,844		1,844		1,844
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	27,811		27,811				18,728
Maturing after one year but within five years	98,784		98,784				102,330
Maturing after five years but within ten years	82,590		82,590				79,798
Maturing after ten years	55,596		55,596				64,137
Available-for-sale securities, debt maturities, amortized cost basis	264,781		264,781				264,993
U.S. agency residential mortgage-backed	135,293		135,293				156,053
U.S. agency commercial mortgage-backed	10,767		10,767				12,799
Private label mortgage-backed	26,703		26,703				35,035
Other asset backed	108,128		108,128				146,829
Total	545,672		545,672				615,709
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	27,865		27,865				18,751
Maturing after one year but within five years	99,533		99,533				101,846
Maturing after five years but within ten years	83,671		83,671				78,140
Maturing after ten years	55,622		55,622				61,522
Total available-for-sale securities fair value	266,691		266,691				260,259
U.S. agency residential mortgage backed	136,109		136,109				156,289
U.S. agency commercial mortgage-backed	10,736		10,736				12,632
Private label mortgage-backed	26,990		26,990				34,727
Other asset backed	108,339		108,339				146,709
Total	548,865		548,865				610,616
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds			9,594	[1]	56,451	[1]	64,103		12,037		14,633
Realized gains			125		350		354	[2]	75	[2]	329	[2]
Losses			0		52		53	[3]	0	[3]	0	[3]
Realized gain related to U.S. Treasury short position											300
Credit Related OTTI Recognized in Earnings	0	$ 0	0		0						10
Trading Securities, Realized Gain (Loss)			(63)		$ 4		260		(60)		(300)
Securities Disclosures [Abstract]
Pledged securities with book value							$ 2,400		1,100
Shareholder equity threshold not exceeded by revenue or taxing authority amount							10.00%
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	26,455		26,455				$ 28,909		47,283
Unrealized Gains	210		210				159		309
Unrealized Losses	39		39				80		80
Fair value	26,626		26,626				28,988		47,512
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	4,819		4,819				4,179		12,164
Less Than Twelve Months, Unrealized Losses	21		21				41		47
Twelve Months or More, Fair Value	4,947		4,947				8,217		6,746
Twelve Months or More, Unrealized Losses	18		18				39		33
Total, Fair Value	9,766		9,766				12,396		18,910
Total, Unrealized Losses	$ 39		$ 39				$ 80		80
Number of securities with market fair value less than amortized cost | Security	33		33				25
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	$ 135,293		$ 135,293				$ 156,053		195,055
Unrealized Gains	1,331		1,331				1,173		1,584
Unrealized Losses	515		515				937		583
Fair value	136,109		136,109				156,289		196,056
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	24,116		24,116				62,524		57,538
Less Than Twelve Months, Unrealized Losses	215		215				732		316
Twelve Months or More, Fair Value	27,817		27,817				20,857		23,340
Twelve Months or More, Unrealized Losses	300		300				205		267
Total, Fair Value	51,933		51,933				83,381		80,878
Total, Unrealized Losses	$ 515		$ 515				$ 937		583
Number of securities with market fair value less than amortized cost | Security	109		109				118
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	$ 10,767		$ 10,767				$ 12,799		34,017
Unrealized Gains	84		84				28		94
Unrealized Losses	115		115				195		83
Fair value	10,736		10,736				12,632		34,028
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	1,815		1,815				6,079		16,747
Less Than Twelve Months, Unrealized Losses	22		22				194		60
Twelve Months or More, Fair Value	3,933		3,933				143		2,247
Twelve Months or More, Unrealized Losses	93		93				1		23
Total, Fair Value	5,748		5,748				6,222		18,994
Total, Unrealized Losses	$ 115		$ 115				$ 195		83
Number of securities with market fair value less than amortized cost | Security	10		10				9
Private Label Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	$ 26,703		$ 26,703				$ 35,035		5,061
Unrealized Gains	518		518				216		161
Unrealized Losses	231		231				524		319
Fair value	26,990		26,990				34,727		4,903
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	3,423		3,423				20,545		0
Less Than Twelve Months, Unrealized Losses	26		26				281		0
Twelve Months or More, Fair Value	3,163		3,163				1,413		3,393
Twelve Months or More, Unrealized Losses	205		205				243		319
Total, Fair Value	6,586		6,586				21,958		3,393
Total, Unrealized Losses	$ 231		$ 231				$ 524		319
Number of securities with market fair value less than amortized cost | Security	11		11				34
Number of securities purchased prior to 2016 | Security	3		3				4
Number of bonds with impairment in excess of ten percent | Security	2		2				2
Percentage of excess impairment on securities	10.00%		10.00%				10.00%
Number of securities with impairment for more than 12 months | Security	3		3				4
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value							$ 2,396
Amortized cost							2,213
Non-credit unrealized loss							0
Unrealized gain							183
Cumulative credit related OTTI							1,594
OTTI changes recorded in earnings							$ 0		0		9
Number of private label mortgage backed securities complete recovery of cost basis | Security	3		3				4
Number of private label mortgage backed securities currently with OTTI unrealized gains | Security	3		3				3
Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	$ 1,076		$ 1,076				$ 1,226
Amortized cost	937		937				1,184
Non-credit unrealized loss	0		0				0
Unrealized gain	139		139				42
Cumulative credit related OTTI	757		757				757
OTTI changes recorded in earnings							0		0		9
Super Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	1,032		1,032				1,096
Amortized cost	842		842				1,029
Non-credit unrealized loss	0		0				0
Unrealized gain	190		190				67
Cumulative credit related OTTI	457		457				457
OTTI changes recorded in earnings							0		0		0
Senior Support Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	65		65				74
Amortized cost	0		0				0
Non-credit unrealized loss	0		0				0
Unrealized gain	65		65				74
Cumulative credit related OTTI	380		380				380
OTTI changes recorded in earnings							0		0		0
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	108,128		108,128				146,829		117,431
Unrealized Gains	319		319				271		54
Unrealized Losses	108		108				391		581
Fair value	108,339		108,339				146,709		116,904
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	12,756		12,756				52,958		102,660
Less Than Twelve Months, Unrealized Losses	18		18				172		434
Twelve Months or More, Fair Value	16,298		16,298				17,763		5,189
Twelve Months or More, Unrealized Losses	90		90				219		147
Total, Fair Value	29,054		29,054				70,721		107,849
Total, Unrealized Losses	$ 108		$ 108				$ 391		581
Number of securities with market fair value less than amortized cost | Security	51		51				111
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	$ 176,087		$ 176,087				$ 175,180		145,193
Unrealized Gains	1,708		1,708				478		941
Unrealized Losses	619		619				4,759		1,150
Fair value	177,176		177,176				170,899		144,984
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	42,186		42,186				113,078		52,493
Less Than Twelve Months, Unrealized Losses	447		447				4,014		597
Twelve Months or More, Fair Value	13,787		13,787				14,623		12,240
Twelve Months or More, Unrealized Losses	172		172				745		553
Total, Fair Value	55,973		55,973				127,701		64,733
Total, Unrealized Losses	$ 619		$ 619				$ 4,759		1,150
Number of securities with market fair value less than amortized cost | Security	182		182				329
Number of bonds with impairment in excess of ten percent | Security							51
Percentage of excess impairment on securities							10.00%
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	$ 57,213		$ 57,213				$ 56,356		38,895
Unrealized Gains	853		853				223		9
Unrealized Losses	66		66				399		290
Fair value	58,000		58,000				56,180		38,614
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	8,654		8,654				25,546		30,550
Less Than Twelve Months, Unrealized Losses	22		22				292		290
Twelve Months or More, Fair Value	2,458		2,458				2,810		0
Twelve Months or More, Unrealized Losses	44		44				107		0
Total, Fair Value	11,112		11,112				28,356		30,550
Total, Unrealized Losses	$ 66		$ 66				$ 399		290
Number of securities with market fair value less than amortized cost | Security	11		11				30
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	$ 2,928		$ 2,928				$ 2,922		2,916
Unrealized Gains	0		0				0		0
Unrealized Losses	128		128				343		433
Fair value	2,800		2,800				2,579		2,483
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0		0				0		0
Less Than Twelve Months, Unrealized Losses	0		0				0		0
Twelve Months or More, Fair Value	2,800		2,800				2,579		2,483
Twelve Months or More, Unrealized Losses	128		128				343		433
Total, Fair Value	2,800		2,800				2,579		2,483
Total, Unrealized Losses	$ 128		$ 128				$ 343		433
Number of securities with market fair value less than amortized cost | Security	3		3				3
Number of issues rated as investment grade	1		1				1
Number of securities rated below investment grade | Security	1		1				1
Number of major credit rating agencies rating securities with fair value less than amortized cost	2		2				2
Number of securities not rated | Security	1		1				1
Non-rated securities, amortized cost	$ 1,000		$ 1,000				$ 1,000
Fair value of non-rated trust preferred securities	900		900				800
Rated Issues [Member]
Trust preferred securities [Abstract]
Fair Value	1,880		1,880				1,800		1,690
Net Unrealized Loss			(48)				(123)		(226)
Unrated Issues [Member]
Trust preferred securities [Abstract]
Fair Value	920		920				779		793
Net Unrealized Loss			(80)				(220)		(207)
Foreign Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized Cost	2,098		2,098				1,626
Unrealized Gains	0		0				0
Unrealized Losses	9		9				13
Fair value	2,089		2,089				1,613
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	2,089		2,089				1,613
Less Than Twelve Months, Unrealized Losses	9		9				13
Twelve Months or More, Fair Value	0		0				0
Twelve Months or More, Unrealized Losses	0		0				0
Total, Fair Value	2,089		2,089				1,613
Total, Unrealized Losses	$ 9		$ 9				$ 13
Number of securities with market fair value less than amortized cost | Security	2		2				1
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
OTTI changes recorded in earnings							$ 0		$ 0		$ 10

[1]	2017 includes $0.760 million for trades that did not settle until after September 30, 2017.
[2]	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
[3]	Losses in 2014 exclude $0.01 million of credit related OTTI recognized in earnings.